FAIR VALUE DISCLOSURES	12 Months Ended
Dec. 31, 2011
Fair Value Disclosures [Abstract]
FAIR VALUE DISCLOSURES

7)              FAIR VALUE DISCLOSURES

Assets and liabilities are measured at fair value on a recurring basis and are summarized below:

Fair Value Measurements at December 31, 2011

	Level 1	Level 2	Level 3	Total

	(In Millions)

Assets
Investments:
Fixed maturities, available-for-sale:
Corporate	$7	$22,698	$432	$23,137
U.S. Treasury, government and agency	-	3,948	-	3,948
States and political subdivisions	-	487	53	540
Foreign governments	-	503	22	525
Commercial mortgage-backed	-	-	902	902
Residential mortgage-backed(1)	-	1,632	14	1,646
Asset-backed(2)	-	92	172	264
Redeemable preferred stock	203	813	14	1,030
Subtotal	210	30,173	1,609	31,992
Other equity investments	66	-	77	143
Trading securities	457	525	-	982
Other invested assets:
Short-term investments	-	132	-	132
Swaps	-	177	(2)	175
Futures	(2)	-	-	(2)
Options	-	7	-	7
Floors	-	327	-	327
Swaptions	-	1,029	-	1,029
Subtotal	(2)	1,672	(2)	1,668
Cash equivalents	2,475	-	-	2,475
Segregated securities	-	1,280	-	1,280
GMIB reinsurance contracts	-	-	10,547	10,547
Separate Accounts' assets	83,672	2,532	215	86,419
Total Assets	$86,878	$36,182	$12,446	$135,506

Liabilities
GWBL and other features' liability	-	-	227	227
Total Liabilities	$-	$-	$227	$227

  Includes publicly traded agency pass-through securities and collateralized obligations.
  Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

Fair Value Measurements at December 31, 2010

	Level 1	Level 2	Level 3	Total

	(In Millions)

Assets
Investments:
Fixed maturities, available-for-sale:
Corporate	$7	$21,405	$320	$21,732
U.S. Treasury, government and agency	-	1,916	-	1,916
States and political subdivisions	-	462	49	511
Foreign governments	-	539	21	560
Commercial mortgage-backed	-	-	1,103	1,103
Residential mortgage-backed(1)	-	1,668	-	1,668
Asset-backed(2)	-	98	148	246
Redeemable preferred stock	207	1,112	2	1,321
Subtotal	214	27,200	1,643	29,057
Other equity investments	77	24	73	174
Trading securities	425	81	-	506
Other invested assets:
Short-term investments	-	148	-	148
Swaps	-	40	-	40
Options	-	4	-	4
Floors	-	326	-	326
Swaptions	-	171	-	171
Subtotal	-	689	-	689
Cash equivalents	1,693	-	-	1,693
Segregated securities	-	1,110	-	1,110
GMIB reinsurance contracts	-	-	4,606	4,606
Separate Accounts' assets	89,647	2,160	207	92,014
Total Assets	$92,056	$31,264	$6,529	$129,849

Liabilities
GWBL and other features' liability	$-	$-	$38	$38
Total Liabilities	$-	$-	$38	$38

       (1)       Includes publicly traded agency pass-through securities and collateralized obligations.

       (2)       Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

In 2011, AFS fixed maturities with fair values of $51 million and $0 million were transferred out of Level 3 and into Level 2 and out of Level 2 and into Level 1, respectively, principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $171 million were transferred into the Level 3 classification. These transfers in the aggregate represent approximately 1.3% of total equity at December 31, 2011. In 2011, the trading restriction period for one of the Company's public securities lapsed, and as a result, $24 million was transferred from a Level 2 classification to a Level 1 classification.

In 2010, AFS fixed maturities with fair values of $204 million and $56 million were transferred out of Level 3 and into Level 2 and out of Level 2 and into Level 1, respectively, principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $66 million were transferred into the Level 3 classification. These transfers in the aggregate represent approximately 2.0% of total equity at December 31, 2010.

The table below presents a reconciliation for all Level 3 assets and liabilities at December 31, 2011 and 2010, respectively.

Level 3 Instruments
Fair Value Measurements

		State and
		Political		Commercial	Residential
		Sub-	Foreign	Mortgage-	Mortgage-	Asset-
	Corporate	divisions	Govts	backed	backed	backed

	(In Millions)

Balance, January 1, 2011	$320	$49	$21	$1,103	$-	$148
Total gains (losses), realized and
unrealized, included in:
Earnings (loss) as:
Net investment income (loss)	1	-	-	2	-	-
Investment gains (losses), net	-	-	-	(30)	-	1
Subtotal	1	-	-	(28)	-	1
Other comprehensive income (loss)	(2)	5	(1)	(34)	(1)	2
Purchases	117	-	1	-	-	21
Issuances	-	-	-	-	-	-
Sales	(52)	(2)	-	(139)	(5)	(33)
Settlements	-	-	-	-	-	-
Transfers into Level 3(2)	100	1	1	-	20	33
Transfers out of Level 3(2)	(52)	-	-	-	-	-
Balance, December 31, 2011(1)	$432	$53	$22	$902	$14	$172

Balance, January 1, 2010	$466	$47	$21	$1,490	$-	$217
Total gains (losses), realized and
unrealized, included in:
Earnings (loss) as:
Net investment income (loss)	4	-	-	2	-	-
Investment gains (losses), net	6	-	-	(271)	-	1
Subtotal	$10	$-	$-	$(269)	$-	$1
Other comprehensive income (loss)	3	3	-	119	-	14
Purchases/issuances	22	-	-	-	-	-
Sales/settlements	(88)	(1)	-	(237)	-	(40)
Transfers into/out of Level 3(2)	(93)	-	-	-	-	(44)
Balance, December 31, 2010(1)	$320	$49	$21	$1,103	$-	$148

  There were no U.S. Treasury, government and agency securities classified as Level 3 at December 31, 2011 and 2010.
  Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.

	Redeem-					GWBL
	able	Other	Other	GMIB	Separate	and Other
	Preferred	Equity	Invested	Reinsurance	Accounts	Features
	Stock	Investments(1)	Assets	Asset	Assets	Liability

	(In Millions)

Balance, January 1, 2011	$2	$73	$-	$4,606	$207	$38
Total gains (losses), realized and
unrealized, included in:
Earnings (loss) as:
Net investment income (loss)	-	-	(2)	-	-	-
Investment gains (losses), net	-	1	-	-	-	-
Increase (decrease) in the fair value
of reinsurance contracts	-	-	-	5,737	17	-
Policyholders' benefits	-	-	-	-	-	170
Subtotal	-	1	(2)	5,737	17	170
Other comprehensive income (loss)	(1)	6	-	-	-	-
Purchases	-	2	-	204	4	19
Issuances	-	-	-	-	-	-
Sales	(2)	(5)	-	-	(11)	-
Settlements	-	-	-	-	(2)	-
Transfers into Level 3(2)	15	-	-	-	-	-
Transfers out of Level 3(2)	-	-	-	-	-	-
Balance, December 31, 2011	$14	$77	$(2)	$10,547	$215	$227

Balance, January 1, 2010	$12	$2	$300	$2,256	$230	$55
Total gains (losses), realized and
unrealized, included in:
Earnings (loss) as:
Net investment income (loss)	-	-	-	-	-	-
Investment gains (losses), net	4	-	-	-	(22)	-
Increase (decrease) in the fair value
of reinsurance contracts	-	-	-	2,150	-	-
Policyholders' benefits	-	-	-	-	-	(34)
Subtotal	$4	$-	$-	$2,150	$(22)	$(34)
Other comprehensive income (loss)	-	-	-	-	-	-
Purchases/issuances	-	60	-	200	2	17
Sales/settlements	(14)	(1)	-	-	(8)	-
Transfers into/out of Level 3(2)	-	12	(300)	-	5	-
Balance, December 31, 2010	$2	$73	$-	$4,606	$207	$38

  Includes Trading securities' Level 3 amount.
  Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.

The table below details changes in unrealized gains (losses) for 2011 and 2010 by category for Level 3 assets and liabilities still held at December 31, 2011 and 2010, respectively:

	Earnings (Loss)
			Increase
	Net	Investment	(Decrease) in the
	Investment	Gains	Fair Value of		Policy-
	Income	(Losses),	Reinsurance		holders'
	(Loss)	Net	Contracts	OCI	Benefits

	(In Millions)
Level 3 Instruments
Full Year 2011
Still Held at December 31, 2011:(1)
Change in unrealized gains (losses):
Fixed maturities, available-for-sale:
Corporate	$-	$-	$-	$1	$-
State and political subdivisions	-	-	-	5	-
Foreign governments	-	-	-	(1)	-
Commercial mortgage-backed	-	-	-	(40)	-
Asset-backed	-	-	-	2	-
Other fixed maturities, available-for-sale	-	-	-	(2)	-
Subtotal	$-	$-	$-	$(35)	$-
Equity securities, available-for-sale	-	-	-	-	-
Other invested assets	-	-	-	-	-
GMIB reinsurance contracts	-	-	5,941	-	-
Separate Accounts’ assets	-	18	-	-	-
GWBL and other features’ liability	-	-	-	-	(189)
Total	$-	$18	$5,941	$(35)	$(189)

Level 3 Instruments
Full Year 2010
Still Held at December 31, 2010:(1)
Change in unrealized gains (losses):
Fixed maturities, available-for-sale:
Corporate	$-	$-	$-	$10	$-
State and political subdivisions	-	-	-	2	-
Foreign governments	-	-	-	1	-
Commercial mortgage-backed	-	-	-	92	-
Asset-backed	-	-	-	13	-
Other fixed maturities, available-for-sale	-	-	-	-	-
Subtotal	$-	$-	$-	$118	$-
Equity securities, available-for-sale	-	-	-	-	-
Other invested assets	-	-	-	-	-
GMIB reinsurance contracts	-	-	2,350	-	-
Separate Accounts’ assets	-	(21)	-	-	-
GWBL and other features’ liability	-	-	-	-	17
Total	$-	$(21)	$2,350	$118	$17

  There were no Equity securities classified as AFS, Other equity investments, Cash equivalents or Segregated securities at December 31, 2011 and 2010.

The carrying values and fair values for financial instruments not otherwise disclosed in Notes 3, 5, 12 and 14 are presented in the table below.

	December 31,
	2011		2010
	Carrying		Carrying
	Value	Fair Value	Value	Fair Value

	(In Millions)
Consolidated:
Mortgage loans on real estate	$4,281	$4,432	$3,571	$3,669
Other limited partnership interests	1,582	1,582	1,451	1,451
Policyholders liabilities:
Investment contracts	2,549	2,713	2,609	2,679
Long-term debt	200	220	200	228
Loans to affiliates	1,041	1,097	1,045	1,101

Closed Blocks:
Mortgage loans on real estate	$1,205	$1,254	$981	$1,015
Other equity investments	1	1	1	1
SCNILC liability	6	6	7	7